UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating
Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Common Stocks (a)		Shares	Value

Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		23,849	$23,133

Diversified Consumer Services — 0.6%
Cengage Thomson Learning		37,579	980,812
Houghton Mifflin Harcourt Co.		116,627	2,241,571

			3,222,383

Diversified Financial Services — 0.1%
Kcad Holdings I Ltd.		217,833,983	871,336

Electrical Equipment — 0.0%
Medis Technologies Ltd.		260,833	3

Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd.		393,892	899,045
Ainsworth Lumber Co. Ltd. (b)		346,000	801,556

			1,700,601

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.		1,860	52,378

Total Common Stocks — 1.0%			5,869,834

Asset-Backed Securities		Par (000)

ALM Loan Funding (b)(c):
Series 2013-7RA, Class C, 3.68%, 4/24/24	USD	1,075	1,011,563
Series 2013-7RA, Class D, 5.23%, 4/24/24		900	826,856
Series 2013-8A, Class B, 2.98%, 1/20/26		1,150	1,105,935
ALM XIV Ltd., Series 2014-14A (b)(c):
Class B, 3.18%, 7/28/26		563	542,696
Class C, 3.68%, 7/28/26		713	662,281
AMMC CLO 15, Ltd., Series 2014-15A, Class D, 4.44%, 12/09/26 (b)(c)(d)		1,000	955,000
ARES CLO, Ltd., Series 2014-32A, Class C, 4.43%, 11/15/25 (b)(c)(d)		1,000	971,600
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 3.96%, 10/15/26 (b)(c)		860	798,600
Atrium CDO Corp., Series 9A, Class D, 3.74%, 2/28/24 (b)(c)		1,100	1,040,783
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.73%, 7/15/24 (b)(c)		650	602,778
Carlyle Global Market Strategies CLO Ltd. (b)(c):
Series 2012-4A, Class D, 4.73%, 1/20/25		700	699,970

Asset-Backed Securities		Par (000)	Value

Carlyle Global Market Strategies CLO Ltd. (b)(c) (concluded):
Series 2013-1A, Class C, 4.23%, 2/14/25	USD	250	$242,965
Cent CLO 22, Ltd., Series 2014-22A, Class C, 3.98%, 11/07/26 (b)(c)		625	591,188
CIFC Funding Ltd., Series 2014-3A, Class C1, 2.95%, 7/22/26 (b)(c)		250	238,390
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.23%, 4/20/23 (b)(c)		950	930,041
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.73%, 10/23/25 (b)(c)		370	349,632
North End CLO Ltd., Series 2013-1A, Class D, 3.73%, 7/17/25 (b)(c)		750	701,161
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.43%, 10/25/25 (b)(c)		1,000	918,722
Octagon Investment Partners XX Ltd., Series 2014-1A, Class C, 3.04%, 8/12/26 (b)(c)		250	239,083
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 3.88%, 11/14/26 (b)(c)		500	470,750
OZLM Funding Ltd., Series 2012-2A, Class C, 4.58%, 10/30/23 (b)(c)		500	488,177
OZLM VII Ltd., Series 2014-7A, Class C, 3.85%, 7/17/26 (b)(c)		250	233,686
Regatta Funding LP, Series 2013-2A, Class C, 4.23%, 1/15/25 (b)(c)		500	480,615
Sound Point CLO, Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (b)(c)(d)		1,250	1,128,125
Symphony CLO Ltd., Series 2012-10A, Class D, 5.48%, 7/23/23 (b)(c)		1,500	1,502,128
Voya CLO Ltd. (b):
Series 2014-3A, Class C, 3.83%, 7/25/26 (c)		250	235,423
Series 2014-4A, Class C, 4.23%, 10/14/26 (c)		1,000	964,700
Series 2014-4A, Class SUB, 0.00%, 10/14/26		1,000	925,000

Total Asset-Backed Securities — 3.5%			19,857,848

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)	USD	1,140	$1,174,200
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 12/17/16		183	206,580
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		2,605	2,637,563

			4,018,343

Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		717	708,934
4.88%, 3/15/19		1,415	1,432,687

			2,141,621

Capital Markets — 0.2%
Blackstone CQP Holdco LP, 9.30%, 3/18/19		907	915,783
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(e)(f)		129	284,526

			1,200,309

Chemicals — 0.7%
GEO Specialty Chemicals, Inc., 7.50%, 3/31/15 (b)		1,559	3,928,902

Commercial Services & Supplies — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.98%, 12/01/17 (c)		295	293,156
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		939	957,560
United Rentals North America, Inc., 5.75%, 7/15/18		350	365,750

			1,616,466

Communications Equipment — 0.3%
Avaya, Inc., 7.00%, 4/01/19 (b)		390	381,225
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		1,323	1,412,302

			1,793,527

Construction & Engineering — 0.1%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		335	337,730

Corporate Bonds		Par (000)	Value

Construction Materials — 0.1%
HD Supply, Inc., 5.25%, 12/15/21 (b)(d)	USD	790	$806,788

Diversified Financial Services — 0.4%
Ally Financial, Inc.:
2.91%, 7/18/16 (c)		1,375	1,387,691
7.50%, 9/15/20		128	150,080
8.00%, 11/01/31		645	809,688

			2,347,459

Energy Equipment & Services — 0.2%
Peabody Energy Corp., 6.00%, 11/15/18		1,425	1,357,312

Health Care Providers & Services — 0.6%
CHS/Community Health Systems, Inc., 6.88%, 2/01/22		314	332,448
HCA, Inc., 5.88%, 5/01/23		370	390,812
Tenet Healthcare Corp. (b):
5.00%, 3/01/19		1,400	1,379,000
5.50%, 3/01/19		1,040	1,045,200

			3,147,460

Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20		2,640	2,093,644
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(g)		120	—

			2,093,644

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 6.00%, 1/15/22 (b)		349	372,557
Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 6.75%, 11/01/19 (b)		1,400	1,456,000

			1,828,557

Media — 0.2%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		514	531,990
Numericable Group SA, 6.00%, 5/15/22 (b)		842	855,278

			1,387,268

Metals & Mining — 0.1%
Novelis, Inc., 8.38%, 12/15/17		255	265,838

Oil, Gas & Consumable Fuels — 0.2%
CONSOL Energy, Inc., 5.88%, 4/15/22 (b)		620	618,450

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	2

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19	USD	635	$661,988

			1,280,438

Road & Rail — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)		884	903,890

Wireless Telecommunication Services — 1.0%
Digicel Group Ltd., 8.25%, 9/30/20 (b)		1,355	1,388,875
Sprint Communications, Inc., 7.00%, 3/01/20 (b)		3,510	3,863,194
T-Mobile USA, Inc., 6.13%, 1/15/22		225	228,937

			5,481,006

Total Corporate Bonds — 6.4%			35,936,558

Floating Rate Loan Interests (c)

Aerospace & Defense — 2.2%
BE Aerospace, Inc., 2014 Term Loan B, 4.25%, 11/19/21		2,945	2,948,063
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		2,206	2,196,052
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		1,175	1,190,663
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		884	875,522
Term Loan D, 3.75%, 6/04/21		823	814,840
TransUnion LLC, Term Loan, 4.00%, 4/09/21		4,766	4,722,869

			12,748,009

Air Freight & Logistics — 0.5%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		738	697,139
CEVA Intercompany BV, Synthetic LC, 6.50%, 3/19/21		774	731,490
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		133	126,119
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,068	1,008,951

			2,563,699

Airlines — 0.7%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		1,425	1,406,649
Northwest Airlines, Inc.:
2.18%, 3/10/17		653	631,840
1.56%, 9/10/18		958	910,664

Floating Rate Loan Interests (c)		Par (000)	Value

Airlines (concluded)
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19	USD	1,139	$1,117,961

			4,067,114

Auto Components — 5.0%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		1,286	1,288,047
Armored Autogroup, Inc., Term Loan B, 6.00%, 11/04/16		243	242,806
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/29/17		2,783	2,784,732
2nd Lien Term Loan, 10.50%, 1/29/18		1,079	1,053,083
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		1,583	1,576,500
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		1,547	1,520,357
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		8,820	8,728,537
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		5,015	5,029,092
GPX International Tire Corp., Term Loan (a)(g):
PIK, 0.00%, 3/30/12 (h)		18	—
0.00%, 3/31/12		1,097	—
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		2,520	2,522,444
Transtar Holding Co., 1st Lien Term Loan, 5.75%, 10/09/18		2,089	2,067,925
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		1,444	1,439,245

			28,252,768

Automobiles — 0.3%
Chrysler Group LLC, Term Loan B:
2018, 3.25%, 12/31/18		821	815,162
3.50%, 5/24/17		871	865,931

			1,681,093

Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		1,156	1,159,153

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Banks (concluded)
Redtop Acquisitions Ltd. (concluded):
2nd Lien Term Loan, 8.25%, 6/03/21	USD	308	$308,060

			1,467,213

Building Products — 3.6%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		1,565	1,538,832
CPG International, Inc., Term Loan, 4.75%, 9/30/20		4,271	4,260,525
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		1,408	1,384,173
Interline Brands, Inc., 2021 Term Loan, 4.00%, 3/17/21		1,746	1,712,750
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		3,065	3,055,437
Nortek, Inc., Term Loan, 3.75%, 10/30/20		2,085	2,062,635
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		1,015	1,001,372
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,691	1,676,125
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		501	492,757
Term Loan B, 4.00%, 10/31/19		3,395	3,337,274

			20,521,880

Capital Markets — 0.5%
Affinion Group, Inc.:
2nd Lien Term Loan, 8.50%, 10/12/18		1,010	933,360
Term Loan B, 6.75%, 4/30/18		1,362	1,304,787
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		870	862,976

			3,101,123

Chemicals — 4.4%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		1,102	1,101,895
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		572	571,720
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		1,991	1,962,563
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		116	116,023

Floating Rate Loan Interests (c)		Par (000)	Value

Chemicals (concluded)
Chemtura Corp., Term Loan B, 3.50%, 8/27/16	USD	499	$498,524
Chromaflo Technologies Corp., 1st Lien Term Loan, 4.50%, 12/02/19		1,141	1,131,388
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		2,054	2,047,161
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		859	848,612
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/07/20		2,866	2,821,863
Minerals Technologies Inc., Term Loan B, 4.00%, 5/09/21		2,158	2,155,139
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		2,448	2,427,230
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		1,365	1,324,050
Term Loan B2, 4.25%, 1/15/20		2,525	2,470,855
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		679	679,683
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		1,545	1,522,798
2nd Lien Term Loan, 7.75%, 7/31/22		1,725	1,689,965
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		583	573,886
Univar, Inc., Term Loan B, 5.00%, 6/30/17		981	975,667

			24,919,022

Commercial Services & Supplies — 5.8%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		3,226	3,165,689
ARAMARK Corp.:
Extended Synthetic Line of Credit 2, 3.65%, 7/26/16		46	45,725
Extended Synthetic Line of Credit 3, 3.65%, 7/26/16		32	31,918
Term Loan E, 3.25%, 9/07/19		2,848	2,814,423
Term Loan F, 3.25%, 2/24/21		865	852,925
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		3,799	3,775,683
Catalent Pharma Solutions, Inc., Term Loan:
6.50%, 12/29/17		74	73,544
B, 4.25%, 5/20/21		4,551	4,554,902

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	4

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Commercial Services & Supplies (concluded)
Connolly Corp.:
1st Lien Term Loan, 5.00%, 5/14/21	USD	2,993	$2,999,054
2nd Lien Term Loan, 8.00%, 5/14/22		1,500	1,498,125
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		1,352	1,348,632
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		2,394	2,376,045
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		1,343	1,295,995
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		4,316	4,285,337
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		948	941,702
West Corp., Term Loan B10, 3.25%, 6/30/18		2,606	2,576,049

			32,635,748

Communications Equipment — 3.2%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		835	833,697
2nd Lien Term Loan, 8.00%, 8/01/22		5,815	5,916,763
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		1,432	1,424,489
2nd Lien Term Loan, 7.50%, 1/23/22		380	379,525
Avaya, Inc., Extended Term Loan B3, 4.65%, 10/26/17		1,510	1,466,010
CommScope, Inc., Term Loan B3, 2.66% - 2.83%, 1/21/17		691	687,419
Telesat Canada, Term Loan A, 4.37%, 3/24/17	CAD	2,188	1,908,204
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19	USD	5,447	5,432,148

			18,048,255

Construction & Engineering — 0.3%
AECOM Technology Corp., Term Loan B, 3.75%, 10/15/21		845	846,478
BakerCorp International, Inc., Term Loan, 4.25%, 2/14/20		1,143	1,108,370

			1,954,848

Construction Materials — 1.5%
Filtration Group Corp., 1st Lien Term Loan, 4.50%, 11/21/20		963	961,820

Floating Rate Loan Interests (c)		Par (000)	Value

Construction Materials (concluded)
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18	USD	7,171	$7,144,097
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		658	653,208

			8,759,125

Containers & Packaging — 1.0%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		920	916,537
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		2,496	2,459,734
BWAY Holding Company, Inc., Term Loan B, 5.50%, 8/14/20		1,506	1,509,238
Rexam PLC, 1st Lien Term Loan, 4.25%, 5/02/21		773	770,488

			5,655,997

Distributors — 1.5%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		4,985	4,888,097
American Tire Distributors Holdings, Inc., Term Loan B, 5.75%, 6/01/18		1,448	1,450,039
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		1,012	988,578
VWR Funding, Inc., Term Loan, 3.41%, 4/03/17		1,189	1,179,473

			8,506,187

Diversified Consumer Services — 3.0%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		2,876	2,857,121
2nd Lien Term Loan, 8.00%, 8/13/21		417	414,697
Bright Horizons Family Solutions, Inc., Term Loan B, 3.75% - 5.00%, 1/30/20		2,776	2,748,973
CT Technologies Intermediate Holdings, Inc., 2014 Term Loan, 1.00%, 11/13/21		575	572,125
Garda World Securities Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		298	293,986
Term Loan B, 4.00%, 11/06/20		1,166	1,149,218
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		1,069	1,020,755
ServiceMaster Company, 2014 Term Loan B, 4.25%, 7/01/21		3,705	3,679,991

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Diversified Consumer Services (concluded)
Transfirst Holdings, Inc.:
2014 1st Lien Term Loan, 5.50%, 11/12/21	USD	1,373	$1,377,793
2014 2nd Lien Term Loan, 9.00%, 11/12/22		741	745,058
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		2,797	2,173,664

			17,033,381

Diversified Financial Services — 1.4%
AssuredPartners Capital, Inc., 1st Lien Term Loan, 4.50%, 3/31/21		1,495	1,480,050
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		3,253	3,240,351
RPI Finance Trust, Term Loan B3, 3.25%, 11/09/18		388	386,796
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		2,576	2,585,195

			7,692,392

Diversified Telecommunication Services — 4.6%
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		3,026	3,031,924
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		2,710	2,710,816
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/21/20		1,125	1,115,865
Term Loan B, 5.25%, 2/22/19		2,009	1,993,707
Level 3 Financing, Inc.:
2019 Term Loan, 4.00%, 8/01/19		1,647	1,642,912
2020 Term Loan B, 4.00%, 1/15/20		10,260	10,244,610
Incremental Term Loan B5, 4.50%, 1/31/22		3,675	3,685,327
Syniverse Holdings, Inc., Term Loan B, 4.00%, 4/23/19		1,939	1,905,110

			26,330,271

Electric Utilities — 0.5%
American Energy - Utica LLC:
2nd Lien Delayed Draw Term Loan, 11.00%, 9/30/18		221	214,420
2nd Lien Term Loan, 5.50%, 9/30/18		1,034	1,034,496
Incremental 2nd Lien Term Loan, 11.00%, 9/30/18		221	214,454

Floating Rate Loan Interests (c)		Par (000)	Value

Electric Utilities (concluded)
Energy Future Intermediate Holding Co LLC, DIP Term Loan, 4.25%, 6/19/16	USD	1,425	$1,425,898

			2,889,268

Electrical Equipment — 1.5%
Southwire Co., Term Loan, 3.25%, 2/10/21		1,174	1,144,383
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		2,557	2,570,928
Extended Term Loan, 4.65%, 10/10/17 (a)(g)		6,610	4,786,962

			8,502,273

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC, Term Loan, 3.25%, 4/29/20		2,018	1,988,841

Energy Equipment & Services — 0.8%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,817	1,809,896
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		1,170	1,175,850
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		1,573	1,527,836

			4,513,582

Food & Staples Retailing — 1.3%
Alliance Boots Holdings Ltd., Term Loan B1, 3.48%, 7/09/15	GBP	1,749	2,726,421
New Albertson's, Inc., Term Loan, 4.75%, 6/27/21	USD	1,475	1,467,625
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		1,040	1,048,663
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		2,226	2,214,313

			7,457,022

Food Products — 3.5%
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		1,124	1,107,728
Del Monte Foods, Inc., 1st Lien Term Loan, 4.25% - 5.50%, 2/18/21		1,562	1,448,312
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		2,994	2,971,377
Dole Food Co., Inc., Term Loan B, 4.50 - 5.75%%, 11/01/18		2,600	2,587,339
GFA Brands, Inc., Term Loan B, 4.50%, 7/09/20		490	485,149

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	6

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Food Products (concluded)
H.J. Heinz Co., Term Loan B1, 3.25%, 6/07/19	USD	311	$309,507
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		2,155	2,154,600
Pabst Brewing Company, Inc., Term Loan, 5.75%, 10/21/21		764	764,592
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,455	1,447,251
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.00%, 4/29/20		530	521,928
Term Loan G, 3.00%, 4/29/20		2,638	2,598,895
Reddy Ice Corp.:
1st Lien Term Loan, 6.75% - 7.75%, 5/01/19		2,458	2,211,817
2nd Lien Term Loan, 10.75%, 11/01/19		1,195	1,003,800

			19,612,295

Health Care Equipment & Supplies — 6.2%
Arysta LifeScience SPC LLC, 1st Lien Term Loan, 4.50%, 5/29/20		2,760	2,748,951
Biomet, Inc., Term Loan B2, 3.66%, 7/25/17		3,100	3,093,894
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		1,929	1,906,835
DJO Finance LLC, 2017 Term Loan, 4.25%, 9/15/17		4,261	4,251,749
Fresenius SE & Co. KGaA, Term Loan B:
Incremental, 2.33%, 6/28/19	EUR	526	653,432
2.23%, 8/07/19	USD	2,683	2,670,612
The Hologic, Inc., Term Loan B, 3.25%, 8/01/19		3,292	3,279,115
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		431	431,237
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		3,527	3,529,101
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		2,194	2,173,856
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		2,618	2,626,633
National Vision, Inc.:
1st Lien Term Loan, 4.00%, 3/12/21		2,747	2,686,952
2nd Lien Term Loan, 6.75%, 3/11/22		1,080	1,001,700

Floating Rate Loan Interests (c)		Par (000)	Value

Health Care Equipment & Supplies (concluded)
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21	USD	4,000	$3,959,975

			35,014,042

Health Care Providers & Services — 7.3%
Amedisys, Inc., 2nd Lien Term Loan, 8.50%, 6/25/20		1,470	1,433,250
Amsurg Corp., 1st Lien Term Loan B, 3.75% - 5.25%, 7/16/21		1,302	1,297,090
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		1,060	1,067,648
CareCore National LLC, Term Loan B, 5.50%, 3/06/21		1,195	1,197,247
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		1,721	1,716,089
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		8,600	8,613,429
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		2,339	2,334,164
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		9,691	9,648,364
Envision Acquisition Co. LLC, Term Loan, 5.75%, 11/04/20		1,035	1,034,550
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		1,907	1,898,306
Genesis HealthCare Corp., Term Loan B, 10.00%, 9/25/17		1,193	1,246,854
HCA, Inc.:
Extended Term Loan B4, 2.98%, 5/01/18		1,127	1,122,949
Term Loan B5, 2.91%, 3/31/17		819	816,126
Ikaria, Inc.:
1st Lien Term Loan, 5.00%, 2/12/21		392	393,437
2nd Lien Term Loan, 8.75%, 2/14/22		315	316,575
inVentiv Health, Inc., Incremental Term Loan B3, 7.75% - 8.50%, 5/15/18		1,099	1,090,035
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		2,202	2,165,667
National Mentor Holdings, Inc., Term Loan B, 4.75%, 1/31/21		1,275	1,269,062
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		990	988,793

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Health Care Providers & Services (concluded)
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.00%, 6/29/18	USD	1,842	$1,832,479

			41,482,114

Health Care Technology — 0.9%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		3,353	3,312,650
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		1,910	1,896,975

			5,209,625

Hotels, Restaurants & Leisure — 10.9%
1011778 B.C. Unlimited Liability Co., 2014 Term Loan B, 4.50%, 10/27/21		5,620	5,632,308
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		1,116	1,105,445
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		3,012	2,996,494
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 6.99%, 3/01/17		1,455	1,324,814
Term Loan B7, 9.75%, 1/28/18		1,289	1,186,329
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		3,918	3,728,958
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		1,665	1,663,924
Dave & Buster's, Inc., Term Loan, 4.50%, 7/25/20		669	668,670
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		2,344	2,326,544
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/27/20		1,435	1,442,175
Great Wolf Resorts, Inc., Term Loan B, 5.75%, 8/06/20		1,195	1,190,519
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		4,201	4,162,271
Intrawest ULC, Term Loan, 5.50%, 12/09/20		1,608	1,612,883
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		8,246	8,209,299
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		2,481	2,475,568
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		3,456	3,401,753

Floating Rate Loan Interests (c)		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20	USD	1,706	$1,689,715
Playa Resorts Holding BV, Term Loan B, 4.00%, 8/06/19		1,082	1,070,025
RHP Hotel Properties LP, Term Loan B, 3.75%, 1/15/21		1,282	1,281,788
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		505	503,007
Term Loan B, 4.00%, 2/19/19		1,385	1,374,187
Scientific Games International, Inc., 2014 Term Loan B1, 4.25%, 10/18/20		1,534	1,511,558
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		5,036	4,994,809
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 6.00%, 9/02/21		3,345	3,353,965
Twin River Management Group, Inc., Term Loan B, 5.25%, 7/10/20		1,132	1,137,823
Wendy's International, Inc., Term Loan B, 3.25%, 5/15/19		1,630	1,618,852

			61,663,683

Household Products — 1.1%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		2,748	2,730,908
Prestige Brands, Inc., Term Loan, 4.13%, 1/31/19		1,176	1,176,307
Spectrum Brands, Inc.:
Term Loan A, 3.00%, 9/04/17		793	789,349
Term Loan C, 3.50%, 9/04/19		1,462	1,453,283

			6,149,847

Independent Power and Renewable Electricity Producers — 1.5%
Calpine Corp., Term Loan B1, 4.00%, 4/01/18		3,579	3,573,113
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 10/15/21		3,115	3,129,963
Term Loan C, 5.00%, 10/15/21		137	137,718
Terra-Gen Finance Company, LLC, Term Loan B, 5.25%, 11/26/21		1,655	1,655,000

			8,495,794

Industrial Conglomerates — 0.8%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		4,512	4,399,652

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	8

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Insurance — 2.1%
Alliant Holdings I, Inc., Term Loan B, 4.25%, 12/20/19	USD	1,788	$1,779,136
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		1,080	1,073,704
Term Loan B2, 3.75%, 9/20/18		2,255	2,229,409
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		1,822	1,703,511
Onex York Acquisition Corp., Term Loan B, 4.75%, 10/01/21		1,915	1,905,397
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		2,020	1,977,938
2nd Lien Term Loan, 6.75%, 2/28/22		1,155	1,128,054

			11,797,149

Internet Software & Services — 1.5%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/28/21		1,856	1,832,378
Go Daddy Operating Co. LLC, Term Loan B, 4.75%, 5/13/21		2,544	2,537,266
Interactive Data Corp., 2014 Term Loan, 4.50%, 5/02/21		2,524	2,534,400
W3 Co., 1st Lien Term Loan, 5.75%, 3/13/20		1,768	1,748,184

			8,652,228

IT Services — 4.2%
Ceridian LLC, Term Loan B2, 4.50%, 5/09/17		2,230	2,210,956
First Data Corp.:
2018 Extended Term Loan, 3.66%, 3/23/18		12,519	12,355,229
2018 Term Loan, 3.66%, 9/24/18		1,150	1,133,946
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		1,851	1,850,896
InfoGroup, Inc., Term Loan, 7.50%, 5/26/18		1,015	940,134
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19		1,592	1,414,890
SunGard Data Systems, Inc.:
Term Loan C, 3.91%, 2/28/17		1,515	1,511,212
Term Loan E, 4.00%, 3/08/20		567	565,041

Floating Rate Loan Interests (c)		Par (000)	Value

IT Services (concluded)
Vantiv, LLC, 2014 Term Loan B, 3.75%, 6/13/21	USD	2,020	$2,006,060

			23,988,364

Leisure Products — 0.4%
Bauer Performance Sports Ltd., Term Loan B, 4.00%, 4/15/21		1,616	1,602,451
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		397	393,352

			1,995,803

Machinery — 3.1%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		573	572,011
Refinancing Term Loan, 4.25%, 12/10/18		1,549	1,540,644
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		1,173	1,169,566
Term Loan B3, 4.25%, 8/30/20		351	349,610
Gardner Denver, Inc., Term Loan, 4.25%, 7/30/20		1,548	1,508,543
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20		1,383	1,354,751
Intelligrated, Inc., 1st Lien Term Loan, 4.50% - 5.75%, 7/30/18		1,715	1,700,041
Mirror Bidco Corp., Term Loan, 4.25%, 12/28/19		1,937	1,919,285
Mueller Water Products, Inc., Term Loan B, 4.50%, 11/19/21		800	803,000
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		904	911,121
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		2,409	2,391,716
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,427	1,391,405
STS Operating, Inc., Term Loan, 4.75% - 6.00%, 2/12/21		687	686,550
Wabash National Corp., Term Loan B, 4.50%, 5/08/19		1,043	1,045,547

			17,343,790

Media — 14.2%
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		2,576	2,577,843
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20		1,125	1,130,625

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Media (continued)
Cengage Learning Acquisitions, Inc.:
0.00%, 7/03/15 (a)(g)	USD	2,489	$—
7.00%, 3/31/20		5,651	5,649,773
Charter Communications Operating LLC:
Term Loan E, 3.00%, 7/01/20		2,010	1,981,308
Term Loan G, 4.25%, 9/12/21		4,100	4,126,568
Clear Channel Communications, Inc.:
Term Loan B, 3.81%, 1/29/16		705	697,414
Term Loan D, 6.91%, 1/30/19		6,875	6,459,483
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		2,327	2,287,543
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		194	183,776
Gray Television, Inc., 2014 Term Loan B, 3.75%, 6/10/21		1,237	1,224,914
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		1,986	1,977,209
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		1,414	1,400,994
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		4,313	4,285,721
Liberty Cablevision of Puerto Rico LLC, 2014 1st Lien Term Loan, 4.50%, 1/07/22		1,490	1,482,550
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		645	650,644
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		495	491,495
MCC Iowa LLC:
Term Loan I, 2.63%, 6/30/17		1,077	1,063,834
Term Loan J, 3.75%, 6/30/21		524	515,995
Media General, Inc.:
Term Loan B2, 4.25%, 7/31/20		1,030	1,027,425
Delayed Draw Term Loan B, 4.25%, 7/31/20		1,673	1,675,463
Mediacom Communications Corp., Term Loan F, 2.63%, 3/31/18		1,114	1,084,456
Mediacom Illinois LLC, Term Loan G, 3.75%, 6/30/21		1,360	1,353,200
NEP/NCP Holdco, Inc., Incremental Term Loan, 4.25%, 1/22/20		2,285	2,252,414

Floating Rate Loan Interests (c)		Par (000)	Value

Media (concluded)
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20	USD	2,236	$2,236,612
Term Loan B2, 4.50%, 5/21/20		1,934	1,934,973
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		1,643	1,620,080
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		3,042	2,999,508
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		1,867	1,825,789
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		3,700	3,681,844
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,276	2,253,008
UPC Financing Partnership, Term Loan AG, 3.76%, 3/31/21	EUR	1,272	1,582,701
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/07/20	USD	3,415	3,377,811
Term Loan E, 4.25%, 6/30/23	GBP	2,840	4,417,802
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	2,214	2,207,561
William Morris Endeavor Entertainment LLC:
1st Lien Term Loan, 5.25%, 5/06/21		1,259	1,227,378
2nd Lien Term Loan, 8.25%, 5/01/22		530	514,100
Ziggo Financing Partnership:
Term Loan B1, 3.25%, 1/15/22		1,879	1,847,999
Term Loan B2A, 3.50%, 1/15/22		1,219	1,198,615
Term Loan B3, 3.50%, 1/15/22		2,004	1,971,295

			80,477,723

Metals & Mining — 1.2%
FMG Resources August 2006 Property Ltd., Term Loan B, 3.75%, 6/30/19		722	676,170
Novelis, Inc., Term Loan, 3.75%, 3/10/17		3,392	3,385,668

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	10

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Metals & Mining (concluded)
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17	USD	2,583	$2,595,416

			6,657,254

Multiline Retail — 2.0%
99¢ Only Stores, Term Loan, 4.50%, 1/11/19		1,964	1,960,293
BJ's Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		2,349	2,334,549
2nd Lien Term Loan, 8.50%, 3/26/20		870	870,618
Hudson's Bay Co., 1st Lien Term Loan, 4.75% - 6.00%, 11/04/20		1,882	1,885,801
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		4,286	4,257,179

			11,308,440

Oil, Gas & Consumable Fuels — 4.0%
American Energy - Marcellus LLC, 1st Lien Term Loan, 5.25%, 8/04/20		915	865,745
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		1,872	1,647,140
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		3,244	2,984,471
Drillships Ocean Ventures, Inc., Term Loan B, 5.50%, 7/25/21		460	426,507
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		1,920	1,876,205
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		1,357	1,297,287
2nd Lien Term Loan, 8.38%, 9/30/20		590	534,198
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		708	700,987
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		111	89,602
Packers Holdings LLC, Term Loan B, 5.00%, 11/21/21		1,650	1,654,125
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		1,435	1,442,175
Panda Power Funds, Term Loan B1, 6.75%, 11/10/21		895	903,950
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		1,560	1,571,700
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		470	455,900

Floating Rate Loan Interests (c)		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21	USD	1,800	$1,768,500
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		267	257,351
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		1,172	1,174,993
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		948	925,716
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		1,565	1,575,767
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		600	596,709

			22,749,028

Personal Products — 0.1%
Prestige Brands, Inc., Term Loan B2, 4.50%, 9/03/21		444	445,969

Pharmaceuticals — 6.0%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		2,490	2,492,067
Amneal Pharmaceuticals LLC, Term Loan, 4.75% - 6.00%, 4.75%, 11/01/19		1,223	1,219,597
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		914	906,872
Endo Luxembourg Finance Co. I Sarl, 2014 Term Loan B, 3.25%, 2/28/21		1,572	1,549,823
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.16%, 2/27/21		4,273	4,231,124
JLL/Delta Dutch Newco BV, Term Loan, 4.25%, 3/11/21		1,591	1,553,799
Mallinckrodt International Finance SA:
Incremental Term Loan B1, 3.50%, 3/19/21		1,440	1,430,698
Term Loan B, 3.50%, 3/19/21		2,313	2,292,046
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		3,726	3,671,497
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		4,323	4,310,759
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18		2,640	2,623,545
Salix Pharmaceuticals, Ltd., Term Loan, 4.25%, 1/02/20		2,050	2,022,735

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc., Term Loan B:
Series C2, 3.50%, 12/11/19	USD	2,303	$2,285,596
Series D2, 3.50%, 2/13/19		2,008	1,993,331
Series E, 3.50%, 8/05/20		1,436	1,426,286

			34,009,775

Professional Services — 2.0%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,969	1,952,537
2014 2nd Lien Term Loan, 7.50%, 7/25/22		1,580	1,568,150
Delayed Draw Term Loan, 4.25%, 7/23/21		66	65,085
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,236	3,216,273
Intertrust Group Holding BV, 2nd Lien Term Loan, 8.00%, 4/16/22		1,175	1,158,844
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,832	1,818,359
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,638	1,605,426

			11,384,674

Real Estate Management & Development — 1.7%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		2,296	2,291,876
DTZ US Borrower LLC:
1st Lien Term Loan, 5.50%, 11/04/21		1,351	1,355,871
Delayed Draw Term Loan, 5.50%, 11/04/21		806	808,840
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16		115	112,728
Term Loan B, 3.75%, 3/05/20		5,198	5,176,777

			9,746,092

Road & Rail — 0.8%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18		1,451	1,416,122
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		2,030	1,959,610

Floating Rate Loan Interests (c)		Par (000)	Value

Road & Rail (concluded)
Road Infrastructure Investment LLC (concluded):
2nd Lien Term Loan, 7.75%, 9/21/21	USD	975	$887,250

			4,262,982

Semiconductors & Semiconductor Equipment — 1.7%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		5,142	5,139,542
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		2,338	2,316,588
Term Loan B5, 5.00%, 1/15/21		708	708,586
NXP BV, Term Loan D, 3.25%, 1/11/20		1,416	1,403,907

			9,568,623

Software — 3.4%
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		1,057	1,037,257
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		780	778,050
Term Loan B, 4.25% - 5.50%, 11/01/19		1,741	1,728,371
Infor US, Inc.:
Term Loan B3, 3.75%, 6/03/20		848	834,600
Term Loan B5, 3.75%, 6/03/20		3,998	3,937,800
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		891	844,027
Kronos Worldwide, Inc., 2014 Term Loan, 4.75%, 2/18/20		507	507,450
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,787	1,840,229
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		2,190	2,184,774
2nd Lien Term Loan, 8.50%, 10/11/21		1,600	1,597,600
Regit Eins GmbH, 1st Lien Term Loan, 6.00%, 1/08/21		961	939,037
Sophia LP, 2014 Term Loan B, 4.00%, 7/19/18		2,802	2,785,349

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	12

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Software (concluded)
Tibco Software, Inc., Term Loan B, 6.50%, 11/04/20	USD	325	$318,230

			19,332,774

Specialty Retail — 4.3%
Academy Ltd., Term Loan, 4.50%, 8/03/18		2,267	2,261,614
Equinox Holdings, Inc., Repriced Term Loan B, 4.50% - 5.50%, 4.50%, 1/31/20		1,320	1,310,750
General Nutrition Centers, Inc., Term Loan, 3.25%, 3/04/19		1,453	1,418,658
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		161	98,041
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		1,728	1,672,001
Leslie's Poolmart, Inc., New Term Loan, 4.25%, 10/16/19		2,371	2,330,645
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		2,913	2,899,360
Term Loan B, 3.75%, 1/28/20		2,247	2,226,994
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		4,147	4,100,506
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		3,361	3,341,605
Things Remembered, Inc., Term Loan B, 8.25%, 5/24/18		1,688	1,604,070
Toys 'R' Us-Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		192	146,145
Term Loan B3, 5.25%, 5/25/18		40	30,245
Term Loan B4, 9.75%, 4/24/20		714	658,396

			24,099,030

Textiles, Apparel & Luxury Goods — 2.1%
ABG Intermediate Holdings 2 LLC, 1st Lien Term Loan, 5.50%, 5/27/21		2,139	2,123,206
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		2,293	2,226,633
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		2,055	1,951,078
Kate Spade & Co., Term Loan B, 4.00%, 4/09/21		2,219	2,186,146
Nine West Holdings, Inc.:
Guarantee Term Loan, 6.25%, 1/08/20		810	742,162
Term Loan B, 4.75%, 10/08/19		948	909,720

Floating Rate Loan Interests (c)		Par (000)	Value

Textiles, Apparel & Luxury Goods (concluded)
Polymer Group, Inc., 1st Lien Term Loan, 5.25%, 12/19/19	USD	1,672	$1,672,733

			11,811,678

Thrifts & Mortgage Finance — 0.3%
IG Investment Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		1,926	1,917,882

Wireless Telecommunication Services — 0.5%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		2,656	2,620,965

Total Floating Rate Loan Interests — 132.0%			747,486,386

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(c)		1,336	1,371,827

Investment Companies		Shares

Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		54	769
Eaton Vance Senior Income Trust		13,945	88,690

Total Investment Companies — 0.0%			89,459

Other Interests (i)		Beneficial Interest (000)

Auto Components — 0.0%
Intermet Liquidating Trust, Class A	USD	256	3

Diversified Financial Services — 0.1%
JG Wentworth LLC Preferred Equity, (Acquired 11/18/13, cost $1,177,928) (a)(j)(k)		17	163,497

Household Durables — 0.3%
Stanley Martin, Class B Membership Units (k)		1	1,858,750

Total Other Interests — 0.4%			2,022,250

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Preferred Securities	Shares	Value

Preferred Stock — 0.0%

Diversified Financial Services — 0.0%
Ally Financial, Inc., Series A, 8.50% (c)(l)	4,976	$132,063

Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (c)	1,791,100	1,887,799

Total Preferred Securities — 0.3%		2,019,862

Warrants (m)

Chemicals — 0.0%
GEO Specialty Chemicals, Inc., (Expires 3/31/15)	143,928	138,171

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	2,406	11,703

Value

Total Warrants — 0.0%	$149,874

Total Long-Term Investments (Cost — $825,188,518) — 143.9%	814,803,898

Options Purchased

(Cost — $43,022) — 0.0%	_

Total Investments (Cost — $825,231,540*) — 143.9%	814,803,898
Liabilities in Excess of Other Assets — (43.9)%	(248,440,539)

Net Assets — 100.0%	$566,363,359

*	As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$827,531,202

Gross unrealized appreciation	$7,684,380
Gross unrealized depreciation	(20,411,684)

Net unrealized depreciation	$(12,727,304)

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)

Bank of America Securities	$806,788	$16,788
Credit Suisse Securities (USA) LLC	$1,128,125	$(60)
Deutsche Bank Securities, Inc.	$971,600	—
Jefferies & Co.	$955,000	—

(e)	Zero-coupon bond.
(f)	Convertible security.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $162,639 and an original cost of $1,177,928 which was less than 0.05% of its net assets.
(k)	Security is held by a wholly owned subsidiary.
(l)	Security is perpetual in nature and has no stated maturity date.
(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	14

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	3,456,864	(3,456,864)	_	$62

Portfolio Abbreviations

CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
PIK	Payment-In-Kind.
USD	U.S. Dollar

•	Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

EUR	419,000	USD	521,995	Citibank N.A.	1/21/15	$(821)
GBP	660,000	USD	1,060,105	Deutsche Bank AG	1/21/15	(29,511)
GBP	27,000	USD	43,311	UBS AG	1/21/15	(1,150)
USD	2,658,464	CAD	2,986,000	Barclays Bank PLC	1/21/15	50,236
USD	2,313,116	EUR	1,813,000	JPMorgan Chase Bank N.A.	1/21/15	58,012
USD	7,219,715	GBP	4,528,000	Barclays Bank PLC	1/21/15	149,212
Total						$225,978

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

•	OTC options purchased as of November 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	44	—

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	$2,293,949	$2,681,413	$894,472	$5,869,834
Asset-Backed Securities	—	14,823,085	5,034,763	19,857,848
Corporate Bonds	—	31,091,873	4,844,685	35,936,558
Floating Rate Loan Interests	—	681,996,307	65,490,079	747,486,386
Non-Agency Mortgage-Backed Securities	—	1,371,827	—	1,371,827
Investment Companies	89,459	—	—	89,459
Other Interests	163,497	—	1,858,753	2,022,250
Preferred Securities	2,019,862	—	—	2,019,862
Warrants	—	—	149,874	149,874
Liabilities:
Unfunded Floating Rate Loan Interests	—	(1,035)	—	(1,035)
Total	$4,566,767	$731,963,470	$78,272,626	$814,802,863

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	16

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$257,460	—	$257,460
Liabilities:
Foreign currency exchange contracts	—	(31,482)	—	(31,482)

Total	—	$225,978	—	$225,978

[1]Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$12,770	—	—	$12,770
Liabilities:
Bank overdraft		$(2,829,532)	—	(2,829,532)
Bank borrowings payable	—	(230,000,000)	—	(230,000,000)

Total	$12,770	$(232,829,532)	—	$(232,816,762)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2014.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Unfunded Floating Rate Loan Interests (Liabilities)	Warrants	Total
Assets:
Opening Balance, as of August 31, 2014	$1,510,942	$1,159,180	$4,766,957	$58,688,498	$1,858,753	$(374)	$138,171	$68,122,127
Transfers into Level 3[1]	_	_	_	24,908,024	_	_	11,191	24,919,215
Transfers out of Level 3[2]	_	(1,159,180)	_	(22,615,174)	_	_	_	(23,774,354)
Accrued discounts/ premiums	_	411	21,522	23,207	_	_	_	45,140
Net realized gain (loss)	_	_	_	13,983	_	_	_	13,983
Net change in unrealized appreciation/depreciation[3]	(616,470)	(11,388)	(29,548)	(689,572)	_	374	512	(1,346,092)
Purchases	_	5,045,740	85,754	8,237,392	_	_		14,340,486
Sales	_	_	_	(3,076,279)	_	_	_	(3,076,279)
Closing Balance, as of November 30, 2014	$894,472	$5,034,763	$4,844,685	$65,490,079	$1,858,753	_	$149,874	$78,272,626
Net change in unrealized appreciation/depreciation on investments still held at November 30, 2014[3]	$(616,470)	$(11,388)	$(29,548)	$(686,976)	_	_	$512	$(1,343,870)

[1]	As of August 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2014, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $24,534,012 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $23,774,354 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at November 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	18

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the "Global Valuation Committee") to determine the value of certain of the Fund's Level 3 investments as of November 30, 2014. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $68,920,778. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$ 894,469	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.75x
			Illiquidity Discount[2]	17.50%
			Last 12 Months EBITDA Multiple[3]	5.13x - 5.88x
			Current Fiscal Year EBITDA Multiple[3]	4.63 - 6.25x
			Discontinued Operations Expected Sale Proceeds[1]	$150[4]
Corporate Bonds	3,928,902	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.75x
			Illiquidity Discount[2]	17.50%
	915,783	Market Comparable Companies	Internal Rate of Return[2]	9.50%
Floating Rate Loan Interests	1,604,070	Market Comparable Yield Analysis	Yield[2]	10.00%
Other Interests	1,858,750	Market Comparable Companies	Tangible Book Value Multiple[1]	1.35x
Warrants	138,171	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.75x
			Illiquidity Discount[2]	17.50%
	11,703	Last Dealer Mark - Adjusted	Delta Adjustment Based on Daily Movement
			in the Common Equity	120.00%
Total	$ 9,351,848

1 For the period ended in November 30, 2014, the valuation technique for an investment classified as other interests changed to a market approach. The investment was previously valued using an income approach. Market information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

2 Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

3 Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

4 Amount is stated in millions.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2014	19

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 22, 2015